Total Debt (Tables)	6 Months Ended
Jun. 30, 2013
Total Debt
Total debt
Loan Facility	December 31, 2012	June 30, 2013
Short-term borrowings:
Revolving credit facility dated 12/20/2012	50,000	10,000
Revolving overdraft facility 6/29/2012	7,993	7,993
Trade credit facility 7/1/2012	92,126	147,051
Revolving credit facility 11/16/2012	66,000	64,000
Revolving credit facility 9/1/2012	47,528	33,000
Revolving credit facility 5/10/2012	58,105	113,503
Total short-term borrowings	321,752	375,547
Long-term debt:
Secured syndicated term loan 8/30/2005	24,940	23,740
Secured term loan facility under senior secured credit facility 12/19/2006	19,820	18,420
Secured term loan 10/25/2006	20,985	19,763
Secured term loan 10/27/2006	13,600	12,988
Secured syndicated term loan 10/30/2006	52,802	51,088
Secured term loan 9/12/2008	33,949	31,812
Secured syndicated term loan 4/24/2008	30,734	28,537
Secured syndicated term loan 7/8/2008	6,326	4,853
Secured term loan 4/1/2010	2,175	1,978
Secured term loan 4/1/2010	1,322	781
Roll over agreement 4/1/2010	6,631	6,281
Overdraft facility under senior secured credit facility 3/3/2011	118,250	75,000
Revolving credit facility dated 12/20/2012	-	40,000
Total	331,534	315,241
Less: Current portion of long-term debt	(144,042)	(24,029)
Long-term debt, net of current portion	187,492	291,212

Principal payments
Amount
July 1 to December 31, 2013	14,571
2014	18,656
2015	133,355
2016	18,255
2017	22,995
2018 and thereafter	107,409
315,241